INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2015	2014

Raw materials	$2,284	$2,696
Work in process	24	61
Finished goods	2,558	3,376

	$4,866	$6,133